Intangible Assets - Intangible Assets Net, Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 27,185
Changes in intangible assets and goodwill [abstract]
Ending balance	28,998	$ 27,185
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,999
Changes in intangible assets and goodwill [abstract]
Ending balance	8,342	8,999
Purchased software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,161
Changes in intangible assets and goodwill [abstract]
Ending balance	801	1,161
Capitalized internally developed software costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	17,025
Changes in intangible assets and goodwill [abstract]
Ending balance	19,855	17,025
Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	34,528	23,909
Changes in intangible assets and goodwill [abstract]
Additions	7,932	7,732
Disposals		0
Currency Translation Adjustment	(2,751)	2,887
Ending balance	39,709	34,528
Gross Carrying Amount | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,999	8,188
Changes in intangible assets and goodwill [abstract]
Additions	0	0
Disposals		0
Currency Translation Adjustment	(657)	811
Ending balance	8,342	8,999
Gross Carrying Amount | Purchased software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4,162	3,530
Changes in intangible assets and goodwill [abstract]
Additions	195	263
Disposals		0
Currency Translation Adjustment	(311)	369
Ending balance	4,046	4,162
Gross Carrying Amount | Capitalized internally developed software costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,367	12,191
Changes in intangible assets and goodwill [abstract]
Additions	7,737	7,469
Disposals		0
Currency Translation Adjustment	(1,783)	1,707
Ending balance	27,321	21,367
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(7,343)	(3,946)
Changes in intangible assets and goodwill [abstract]
Additions	(4,021)	(2,828)
Disposals		0
Currency Translation Adjustment	653	(569)
Ending balance	(10,711)	(7,343)
Accumulated amortization | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Changes in intangible assets and goodwill [abstract]
Additions	0	0
Disposals		0
Currency Translation Adjustment	0	0
Ending balance	0	0
Accumulated amortization | Purchased software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(3,001)	(2,052)
Changes in intangible assets and goodwill [abstract]
Additions	(484)	(698)
Disposals		0
Currency Translation Adjustment	240	(251)
Ending balance	(3,245)	(3,001)
Accumulated amortization | Capitalized internally developed software costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(4,342)	(1,894)
Changes in intangible assets and goodwill [abstract]
Additions	(3,537)	(2,130)
Disposals		0
Currency Translation Adjustment	413	(318)
Ending balance	$ (7,466)	$ (4,342)